NEW ACCOUNTING STANDARDS AND AMENDMENTS	12 Months Ended
Dec. 31, 2020
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
NEW ACCOUNTING STANDARDS AND AMENDMENTS	NEW ACCOUNTING STANDARDS AND AMENDMENTS
IFRS 3
Effective January 1, 2020, CI adopted prospectively, the amendment to IFRS 3, Business Combinations, which clarifies that to be considered a business, an integrated set of activities and assets must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output. Furthermore, it clarifies that a business can exist without including all of the inputs and processes needed to create outputs. These amendments had no impact on the consolidated financial statements of CI, but may impact future periods should CI enter into additional business combinations.